Income Taxes - Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Net operating loss ("NOL") carry forwards
Federal net operating loss carry forwards	$ 381.2
State net operating loss carry forwards	58.4
Foreign net operating loss carry forwards	55.0
Operating operating loss carryforward	$ 55.0
Period for which foreign NOL can be carried forward (in years)	10 years
Equity impact when deferred tax assets are realized	$ 9.9
Tax credit carry forwards
Foreign tax credit carry forwards	19.4
Research and development tax credit carry forwards	19.4
Alternative minimum tax credit carry forwards	3.9
State tax credits carry forward	$ 2.3